FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Equity securities without readily determinable fair value	$ 14,200,000	$ 5,100,000
Cumulative downward adjustments to the carrying value of equity securities without readily determinable fair values	2,100,000
Impairment charge	$ 0	$ 4,000,000.0	$ 2,100,000